UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2015 to June 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2015 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
COMMON STOCK
Canada — 2.7%
Imperial Oil Ltd.	76,600	$2,959

France — 4.1%
Sanofi-Aventis SA	24,968	2,456
Schneider Electric SE	29,313	2,024

		4,480

Hong Kong — 6.7%
China Merchants Holdings International Co. Ltd.	429,345	1,842
China Mobile Ltd.	253,000	3,239
CNOOC Ltd.	1,515,000	2,150

		7,231

Japan — 8.2%
East Japan Railway Co.	25,400	2,285
Hitachi Ltd.	325,000	2,143
KDDI Corp.	117,800	2,843
Komatsu Ltd.	78,800	1,582

		8,853

Netherlands — 2.7%
Akzo Nobel NV	40,121	2,919

South Korea — 3.6%
Hyundai Motor Co.	10,034	1,223
SK Telecom Co. Ltd.	12,058	2,703

		3,926

Switzerland — 2.4%
Novartis AG	25,993	2,562

United Kingdom — 14.0%
Aviva PLC	340,204	2,632
Barclays PLC	570,152	2,334
British American Tobacco PLC	40,323	2,164
GlaxoSmithKline PLC	124,166	2,580
HSBC Holdings PLC	237,600	2,150
Michael Page International PLC	130,232	1,115
Vodafone Group PLC	591,100	2,135

		15,110

United States — 50.4%
Altria Group Inc.	38,501	1,883
American Express Co.	14,600	1,135

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
United States — (continued)
Carnival Corp.	42,270	$2,088
Chevron Corp.	22,569	2,177
Citigroup Inc.	64,700	3,574
Delta Air Lines Inc.	65,988	2,711
Eli Lilly & Co.	33,526	2,799
EMC Corp.	111,020	2,930
Johnson & Johnson	26,550	2,588
Mattel Inc.	64,556	1,658
Microsoft Corp.	67,483	2,979
National Oilwell Varco Inc.	59,800	2,887
Oracle Corp.	74,702	3,011
PPL Corp.	72,800	2,145
Prudential Financial Inc.	27,500	2,407
PVH Corp.	20,600	2,373
QUALCOMM Inc.	41,400	2,593
SM Energy Co.	27,789	1,282
SYNNEX Corp.	19,740	1,445
United Continental Holdings Inc.[1]	42,700	2,263
UnitedHealth Group Inc.	18,418	2,247
USG Corp.[1]	65,600	1,823
Walt Disney Co.	10,700	1,221
Wells Fargo & Co.	39,200	2,205

		54,424

Total Common Stock
(Cost $101,505) — 94.8%		102,464

PREFERRED STOCK
Germany — 2.5%
Volkswagen AG	11,562	2,682

Total Preferred Stock
(Cost $2,855) — 2.5%		2,682

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040% **	2,680,467	2,680

Total Short-Term Investment
(Cost $2,680) — 2.5%		2,680

Total Investments — 99.8%
(Cost $107,040) ‡		107,826

Other Assets in Excess of Liabilities — 0.2%		197

Net Assets — 100.0%		$108,023

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2015 (Unaudited)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
1	Non-income producing security.
‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $107,040 and the unrealized appreciation and depreciation were $6,694 and ($5,908), respectively.

As of June 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-1500

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2015

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 28, 2015